Unaudited condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	€ 545,775	€ 642,470
Right of use assets	664,276	756,951
Deferred tax assets	579,111	887,352
Current assets
Receivables	1,070,746	556,739
Other current assets	3,325,773	2,938,215
Cash and cash equivalents	318,282,453	291,678,888
Current tax receivable	4,199,257	3,994,384
Total assets	328,667,391	301,454,999
Equity
Share capital	8,424,541	7,825,271
Share premium	905,059,039	792,549,401
Other reserves	55,435,044	50,766,138
Currency translation reserve	468,774	(270,169)
Accumulated loss	(668,576,894)	(579,596,307)
Total equity	300,810,504	271,274,334
Long term liabilities
Non-current lease liability	481,333	576,585
Current liabilities
Trade and other payables	2,793,702	5,114,186
Accrued liabilities	24,389,457	23,348,472
Current lease liability	192,395	200,213
Current tax payable	0	941,209
Total liabilities	27,856,887	30,180,665
Total equity and liabilities	€ 328,667,391	€ 301,454,999